Inventory (Tables)	12 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory

	June 30, 2022 $’000	June 30, 2021 $’000
Raw materials and consumables	44,843	24,431
Work in progress	4,561	1,132
Finished goods	3,457	10,069
Stock in transit	2,845	798

Total inventory	55,706	36,430